Property and equipment, net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property and Equipment

Property and equipment consisted of the following, in thousands:

	March 31, 2015	December 31, 2014
Computer equipment	$31	$26
Software	7	2

	38	28
Less: accumulated depreciation	(4)	(1)

Property and equipment, net	$34	$27

Property and equipment consisted of the following:

December 31, 2014
Computer equipment	$25,862
Software	2,250

28,112
Less: accumulated depreciation	(1,466)

Property and equipment, net	$26,646